Intangible assets, net	12 Months Ended
Dec. 31, 2015
Intangible assets, net
Intangible assets, net

13.  Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
Strategic Cooperation	6,075,289	(915,455)	—	5,159,834
Non-compete	1,447,189	(146,364)	—	1,300,825
Technology	110,900	(17,965)	—	92,935
Advertising customer relationship	80,400	(9,283)	—	71,117
Domain names and trademark	79,969	(12,447)	—	67,522
Logistic workforce	13,900	(3,745)	—	10,155
Online payment and other licenses	189,000	(27,300)	—	161,700
Copyrights	28,873	(15,014)	—	13,859

Total	8,025,520	(1,147,573)	—	6,877,947

	As of December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
Strategic Cooperation	6,075,289	(2,130,512)	—	3,944,777
Non-compete	1,447,189	(327,622)	—	1,119,567
Technology	110,900	(40,715)	(69,922)	263
Advertising customer relationship	80,400	(20,737)	(59,663)	—
Domain names and trademark	85,632	(22,893)	(27,124)	35,615
Logistic workforce	13,900	(8,378)	—	5,522
Online payment and other licenses	200,924	(45,981)	—	154,943
Copyrights	19,656	(16,360)	—	3,296

Total	8,033,890	(2,613,198)	(156,709)	5,263,983

Amortization expenses for intangible assets were RMB24,228, RMB1,116,217 and RMB1,465,625 for the years ended December 31, 2013, 2014 and 2015, respectively. The Group recorded an impairment charge of RMB156,709 for the year ended December 31, 2015. Please refer to Note 7 for details.

As of December 31, 2015, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ended December 31,
	2016	2017	2018	2019	2020	2021 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	1,424,705	1,415,781	1,414,590	498,415	198,222	312,270